EMPLOYEE-RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Current and Long-Term Employee-Related Benefits

	At December 31,
	2013	2012
Current:
Accrued payroll and withholding taxes	$285	$256
Peruvian workers’ participation	32	45
Employee pension benefits	10	9
Other post-retirement plans	2	2
Accrued severance	1	3
Other employee-related payables	11	24

	$341	$339

	At December 31,
	2013	2012
Long-term:
Employee pension benefits	$67	$297
Other post-retirement benefit plans	115	130
Accrued severance	124	113
Peruvian workers’ participation	—	20
Other employee-related payables	17	26

	$323	$586

Benefit Obligations and Assets

The following tables provide a reconciliation of changes in the plans’ benefit obligations and assets’ fair values for 2013 and 2012:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of year	$944	$772	$132	$107
Service cost	33	30	4	3
Interest cost	40	41	6	6
Actuarial loss	(109)	136	(22)	18
Amendments	(87)	—	—	—
Foreign currency exchange gain	(8)	(3)	—	—
Settlement payments	(19)	—	—	—
Benefits paid	(36)	(32)	(3)	(2)

Projected benefit obligation at end of year	$758	$944	N/A	N/A

Accumulated Benefit Obligation	$661	$780	$117	$132

Change in Fair Value of Assets:
Fair value of assets at beginning of year	$638	$540	$—	$—
Actual return on plan assets	44	81	—	—
Employer contributions	54	49	3	2
Settlement payments	(19)	—	—	—
Benefits paid	(36)	(32)	(3)	(2)

Fair value of assets at end of year	$681	$638	$—	$—

Unfunded status, net	$77	$306	$117	$132

Net Amounts Recognized in the Consolidated Balance Sheets

The following table provides the net pension and other benefits amounts recognized in the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Accrued employee benefit liability	$77	$306	$117	$132

Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	$(282)	$(413)	$10	$(12)
Prior service credit (cost)	79	(6)	3	4

	(203)	(419)	13	(8)
Less: Income taxes	71	147	(5)	4

	$(132)	$(272)	$8	$(4)

Net Periodic Pension and Other Benefits Costs

The following table provides components of the net periodic pension and other benefits costs for the years ended December 31:

	Pension Benefit Costs			Other Benefit Costs
	2013	2012	2011	2013	2012	2011
Service cost	$33	$30	$25	$4	$3	$2
Interest cost	40	41	39	6	6	5
Expected return on plan assets	(50)	(44)	(42)	—	—	—
Amortization, net	6	33	26	(1)	(1)	(1)

	$29	$60	$48	$9	$8	$6

Components Recognized In Other Comprehensive Income (Loss)

The following table provides the components recognized in Other comprehensive income (loss) for the years ended December 31:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011

Net gain (loss)	$210	$(96)	$(111)	$22	$(17)	$(6)
Amortization, net	6	33	26	(1)	(1)	(1)

Total recognized in Other comprehensive income (loss)	$216	$(63)	$(85)	$21	$(18)	$(7)

Total recognized in net periodic benefit cost and Other comprehensive income (loss)	$187	$(123)	$(133)	$12	$(26)	$(13)

Significant Assumptions

Significant assumptions were as follows:

	Pension Benefits		Other Benefits
	At December 31,		At December 31,
	2013	2012	2013	2012
Weighted-average assumptions used in measuring the Company’s benefit obligation:
Discount rate	5.25%	4.30%	5.25%	4.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Weighted-average assumptions used in measuring the net periodic pension benefit cost:
Discount long-term rate	4.30%	5.35%	5.75%	4.30%	5.35%	5.75%
Expected return on plan assets	7.75%	7.75%	8.00%	N/A	N/A	N/A
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

Asset Allocation

The following is a summary of the target asset allocations for 2013 and the actual asset allocation at December 31, 2013.

Asset Allocation	Target	Actual at December 31, 2013
U.S. equity investments	21%	22%
International equity investments	22%	22%
Fixed income investments	49%	48%
Other	8%	8%

Fair Value of Plan Assets

The following table sets forth the Company’s pension plan assets measured at fair value by level within the fair value hierarchy. Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Level 1	Level 2	Level 3	Total
Plan Assets:
Cash and cash equivalents	$2	$—	$—	$2
Commingled funds	—	679	—	679

	$2	$679	$—	$681

	Fair Value at December 31, 2012
	Level 1	Level 2	Level 3	Total
Plan Assets:
Cash and cash equivalents	$2	$—	$—	$2
Commingled funds	—	636	—	636

	$2	$636	$—	$638

Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

The assumed health care trend rate used to measure the expected cost of benefits is 7.40% in 2014 and decreases gradually each year to 5.00% in 2019, which is used thereafter.

	One-percentage-point Increase	One-percentage-point Decrease
Effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	$2	$(1)
Effect on the health care component of the accumulated post-retirement benefit obligation	$18	$(14)